Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Assets And Liabilities
Schedule of other assets and liabilities

Assets	06.30.2024	12.31.2023
Escrow account and/ or collateral	903	1,009
Advances to suppliers	1,677	1,814
Prepaid expenses	459	453
Derivatives transactions	76	92
Assets related to E&P partnerships	244	255
Others	260	262
	3,619	3,885
Current	1,518	1,570
Non-Current	2,101	2,315

Liabilities	06.30.2024	12.31.2023
Obligations arising from divestments	1,017	1,200
Contractual retentions	729	716
Advances from customers	414	692
Provisions for environmental expenses, research and development and fines	601	708
Other taxes	330	376
Unclaimed dividends	325	337
Derivatives transactions	149	62
Obligations arising from acquisition of equity interests	141	156
Various creditors	93	138
Others	490	520
	4,289	4,905
Current	2,519	3,015
Non-Current	1,770	1,890